Schedule of movement of allowance for credit losses (Details)	12 Months Ended
	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Allowance for credit losses, beginning balance	$ 97,167	$ 72,010
Addition during the year	45,093	33,418	97,167
Allowance for credit losses, ending balance	142,260	105,429	97,167
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Allowance for credit losses, beginning balance	22,167	16,428
Addition during the year			22,167
Allowance for credit losses, ending balance	22,260	16,497	22,167
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Allowance for credit losses, beginning balance	75,000	55,583
Addition during the year	45,000	33,350	75,000
Allowance for credit losses, ending balance	120,000	88,932	75,000
Related Party Movement Due To Revaluation [Member]
Defined Benefit Plan Disclosure [Line Items]
Addition during the year	$ 93	$ 69	$ 22,167